TAXATION - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset:
Accrued expense	¥ 749	¥ 520
Allowance for doubtful accounts	2,128	2,036
Depreciation	584	409
Lease Liability	15,367	42,389
Tax loss carried forward	41,233	25,560
Total deferred tax assets	60,061	70,914
Valuation allowance	(45,375)	(28,547)
Deferred tax assets, net of valuation allowance	14,686	42,367
Deferred tax liabilities:
Unrealized gain on acquisition	1,351	1,282
- Right-of-use assets	13,335	41,085
Total deferred tax liabilities	¥ 14,686	¥ 42,367